Working Capital - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Summary of additional information about working capital [line items]
Trade receivables	£ 2,152	£ 2,130
Interest on non-derivative financial instruments	£ 100	£ 68
Other [member]
Summary of additional information about working capital [line items]
Description of expected timing of outflows commitments to UK Thalidomide Trust	These provisions will be utilised over the period of the commitments up to 2037.
Employee deferred compensation plans	£ 48
United Spirits Limited [member]
Summary of additional information about working capital [line items]
Provision in exceptional items against current receivable from customer	32
Non-current liabilities [member] | Casamigos aquisition [member] | Fair value [member]
Summary of additional information about working capital [line items]
Non-current liabilities	£ 175
United Kingdom [member]
Summary of additional information about working capital [line items]
Tade receivables due from counterparties	13.00%
United States [member]
Summary of additional information about working capital [line items]
Tade receivables due from counterparties	20.00%
India [member]
Summary of additional information about working capital [line items]
Tade receivables due from counterparties	12.00%